Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Adjustment previous year		kr 0	kr 0
Current tax	kr (323)	(304)	(272)
Deferred tax	(1)	(1)	1
Total income tax	(324)	(305)	(271)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Deferred tax	(13)	25
Tax on items not to be reclassified to profit or loss - Current tax	5	(20)	5
Tax on items not to be reclassified to profit or loss - Deferred tax	1	(10)	(5)
Income tax related to other comprehensive income	kr (7)	kr (5)	kr 0